STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 1,876	$ 144,836	$ (1,137)	$ (107,284)	$ 38,291
Balance, shares at Dec. 31, 2015	16,406,243
Exercise of share options	$ 19	270			289
Exercise of share options, shares	182,313
Share-based compensation		3,880			3,880
Issuance of shares related to retention plan associated with acquisition and other share-based compensation	$ 8	664			672
Issuance of shares related to retention plan associated with acquisition and other share-based compensation, shares	76,616
Issuance of shares related to BIReady acquisition	$ 3	221			224
Issuance of shares related to BIReady acquisition, shares	31,895
Issuance of holdback shares to secure indemnity claims	$ 15	(15)
Issuance of holdback shares to secure indemnity claims, shares	144,171
Tax deficiencies related to exercise of share options		(171)			(171)
Other comprehensive loss			124		124
Net Income (loss)				(10,693)	(10,693)
Balance at Dec. 31, 2016	$ 1,921	149,685	(1,013)	(117,977)	32,616
Balance, shares at Dec. 31, 2016	16,841,238
Cumulative-effect adjustment from adoption of ASU 2016-09 and 606		31		61	92
Exercise of share options	$ 52	824			876
Exercise of share options, shares	469,780
Share-based compensation		3,711			3,711
Issuance of ordinary shares, net of issuance expenses	$ 388	20,442			20,830
Issuance of ordinary shares, net of issuance expenses, shares	3,407,450
Other comprehensive loss			(209)		(209)
Net Income (loss)				(6,713)	(6,713)
Balance at Dec. 31, 2017	$ 2,361	174,693	(1,222)	(124,629)	51,203
Balance, shares at Dec. 31, 2017	20,718,468
Cumulative-effect adjustment from adoption of ASU 2016-09 and 606				6,627	6,627
Exercise of share options	$ 65	5,979			6,044
Exercise of share options, shares	593,777
Vesting of RSUs	$ 40	(40)
Vesting of RSUs, shares	360,156
Share-based compensation		4,422			4,422
Other comprehensive loss			(353)		(353)
Net Income (loss)				5,957	5,957
Balance at Dec. 31, 2018	$ 2,466	$ 185,054	$ (1,575)	$ (112,045)	$ 73,900
Balance, shares at Dec. 31, 2018	21,672,401